RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of business, the Manager enters into transactions with related parties by recovering or bearing the cost of certain employee compensation with the Corporation and Brookfield Asset Management ULC and by borrowing on its $500 million credit facility with Brookfield Asset Management ULC to fund short-term capital requirements.
Under the AMSA, the Manager provides the services of its employees and its Chief Executive Officer to Brookfield Asset Management ULC on a cost recovery basis. For the year ended December 31, 2023 and period ended December 31, 2022, under this arrangement the Manager has recognized $177 million and $nil, respectively in Operating Recoveries. In addition, the Manager recovered $4 million in unrealized carried interest compensation expense from the asset management business for the year ended.
As outlined in the Relationship Agreement, the Corporation is responsible for the share based awards issued by the Corporation, some of which are subject to revaluation at each balance sheet date and will also bear the cost of the employee entitlement to carried interest on mature funds either directly or indirectly through reimbursement to the Company. For the year ended December 31, 2023 and period ended December 31, 2022, the Manager has recognized $206 million in Operating Recoveries and $35 million in Operating Expenses under this arrangement, respectively.
Under the TSA, Brookfield Asset Management ULC will provide the Corporation and the Manager certain services to support day-to-day corporate activities on a transitional basis. For services provided to the Manager, costs are recorded on a gross basis in the Consolidated Statement of Comprehensive Income. For the year ended December 31, 2023 and period ended December 31, 2022, the Manager has recognized less than $1 million in the Consolidated Statement of Comprehensive Income under this arrangement.
For the year ended December 31, 2023, the Manager received from Brookfield Asset Management ULC prepayments under the AMSA for share-based compensation of $16 million, which represent deferred income and have been included in Accounts payable and accrued liabilities. For the year ended December 31, 2023 and the period ended December 31, 2022 the Manager received from Brookfield Asset Management ULC advanced reimbursements for Manager share-based awards issued to employees of Brookfield Asset Management ULC of $88 million and $nil, respectively, which has been recorded in additional paid-in capital.
The balances due from affiliates related to compensation costs are presented in Due from affiliates on the Consolidated Balance Sheets and the balances due to affiliates are presented in Due to Affiliates.
Due from affiliates and Due to affiliates consisted of the following:

AS AT DECEMBER 31, (MILLIONS)	2023	2022
Due from Affiliates
Receivables related to share and cash-based compensation	$824	$782
Other transactions with related parties	62	—
	$886	$782

Due to Affiliates
Borrowings on short-term credit facility	$256	$—
Other transactions with related parties	5	3
	$261	$3
For the year ended December 31, 2023 the Manager recorded its share of a non-cash distributions declared by ULC to the Corporation in the amount of $56 million within the Consolidated Statement of Changes in Equity.
In addition, the Manager purchased options to acquire Brookfield Asset Management ULC’s shares for $41 million during the year ended December 31, 2023. These options track certain options issued under our Management Share Option Plan and are automatically exercised at the same time and the same exercise prices as the tracked Manager options. As of December 31, 2023, the carrying amount of these options is $40 million, and is included in other assets on the Consolidated Balance Sheets.